INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SIGNIFICANT NET DEFERRED TAX ASSETS

The Company’s net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up costs	$311,964	$104,959
Net operating loss carryforwards	16,627	29,828
Total deferred tax assets	328,591	134,787
Valuation allowance	(328,591)	(134,787)
Deferred tax liabilities:
Unrealized gain on investments	—	—
Total deferred tax liabilities	—	—
Deferred tax assets, net of allowance	$—	$—

SCHEDULE OF INCOME TAX PROVISION

The income tax provision for the year ended December 31, 2022 and the period from February 12, 2021 (inception) through December 31, 2021 consists of the following:

	For the Year ended December 31, 2022	For the Period from February 12, 2021 (inception) through December 31, 2021
Federal
Current	$289,122	$—
Deferred	(116,642)	(134,787)
State
Current	—	—
Deferred	(77,162)	—
Change in valuation allowance	193,804	134,787
Income tax provision	$289,122	$—

SCHEDULE OF FEDERAL INCOME TAX RATE

A reconciliation of the federal income tax rate are as follows:

	For the Year ended December 31, 2022	For the Period from February 12, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	(2.6)%	0.0%
Change in fair value of derivative warrant liabilities	(25.1)%	(25.1)%
Non-deductible transaction costs	9.9%	2.3%
Change in valuation allowance	6.4%	1.8%
Income tax provision	9.6%	0.0%